Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Because the Company does not currently grant awards of stock options, stock appreciation rights, or similar option-like awards as part of its compensation program, we do not have a formal policy for granting these equity awards. Equity awards are granted to our NEOs using the same pricing methodology used for comparable awards granted to our broader colleague population. The Company does not time the disclosure of material non-public information, or the granting of equity awards, for the purpose of impacting the value of executive compensation.
Award Timing Method	Because the Company does not currently grant awards of stock options, stock appreciation rights, or similar option-like awards as part of its compensation program, we do not have a formal policy for granting these equity awards. Equity awards are granted to our NEOs using the same pricing methodology used for comparable awards granted to our broader colleague population.
Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Company does not time the disclosure of material non-public information, or the granting of equity awards, for the purpose of impacting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false